Other Receivables, Prepayments and Other Current Assets - Additional Information (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Other receivables, current	¥ 46,647,000,000	¥ 34,133,000,000
Maintenance Utilities And Power Utilities Prepayment Current	8,385,000,000	7,527,000,000
Prepaid and input value added tax to be deducted and certified	17,173,000,000	18,551,000,000
China Tower Corporation Limited (China Tower) [member]
Disclosure of financial assets [line items]
Other receivables, current	2,500,000,000	7,450,000,000
China Mobile Finance [member]
Disclosure of financial assets [line items]
Other receivables, current	34,335,000,000	11,464,000,000
China Mobile Finance [member] | Neither past due nor impaired [member]
Disclosure of financial assets [line items]
Other receivables, current	¥ 0	¥ 0